Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—75.4%
AUSTRALIA—0.4%
USD	200	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$234,560
BAHRAIN—0.5%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (b)	289,085
BARBADOS—0.4%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 03/01/2021 (b)(c)	216,300
BRAZIL—2.9%
USD	620	Banco do Brasil SA/Cayman (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024 (a)(b)	616,900
USD	200	BRF SA, 5.75%, 03/21/2050 (b)(c)	210,500
USD	220	CSN Resources SA, 7.63%, 03/01/2021 (b)(c)	228,472
USD	35	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 03/01/2021 (b)	33,849
USD	360	Petrobras Global Finance BV, 5.09%, 01/15/2030	395,460
USD	230	Petrobras Global Finance BV, 5.60%, 10/03/2030 (c)	256,795
			1,741,976
CANADA—1.0%
USD	200	Clearwater Seafoods, Inc., 6.88%, 02/12/2021 (b)(c)	210,400
USD	25	GFL Environmental, Inc., 3.75%, 08/01/2022 (b)(c)	25,500
USD	30	GFL Environmental, Inc., 4.00%, 08/01/2023 (b)(c)	29,700
USD	45	GFL Environmental, Inc., 5.13%, 12/15/2022 (b)(c)	47,475
USD	151	Teck Resources Ltd., 3.90%, 04/15/2030 (c)	167,172
USD	125	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2021 (b)(c)	127,128
			607,375
CHILE—0.6%
USD	330	Corp. Nacional del Cobre de Chile, 3.75%, 10/15/2030 (b)(c)	373,296
CHINA—4.6%
USD	200	China Aoyuan Group Ltd., 6.35%, 02/08/2023 (b)(c)	207,485
USD	200	China Evergrande Group, 10.00%, 04/11/2021 (b)(c)	183,600
USD	200	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	204,060
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (b)(c)	213,100
USD	200	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (b)(c)	225,984
USD	200	Kaisa Group Holdings Ltd., 11.95%, 11/12/2021 (b)(c)	209,100
USD	200	Logan Group Co. Ltd., 7.50%, 03/01/2021 (b)(c)	204,543
USD	200	SD Iron & Steel Xinheng Co., 6.50%, 11/05/2023 (b)	201,520
USD	200	Seazen Group Ltd., 6.00%, 08/12/2024 (b)	210,600
USD	265	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	291,473
USD	200	Shimao Group Holdings Ltd., 6.13%, 02/21/2022 (b)(c)	211,749
USD	200	Sunac China Holdings Ltd., 6.50%, 07/09/2022 (b)(c)	204,137
USD	200	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (b)(c)	199,237
			2,766,588
COLOMBIA—0.3%
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024 (c)	206,500
CONGO—0.4%
USD	200	HTA Group Ltd., 7.00%, 06/18/2022 (b)(c)	213,800

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
ECUADOR—0.3%
USD	200	International Airport Finance SA, 12.00%, 03/15/2024 (b)	$193,551
FRANCE—0.7%
EUR	100	Altice France SA, 5.88%, 02/01/2022 (b)(c)	130,094
USD	200	BNP Paribas SA, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030 (a)(b)	198,250
EUR	100	La Financiere Atalian SASU, 4.00%, 02/08/2021 (b)(c)	114,074
			442,418
GEORGIA—0.8%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (b)	208,500
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021 (b)	252,975
			461,475
GERMANY—1.7%
GBP	100	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (a)(b)	138,048
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 02/08/2021 (b)(c)	184,699
EUR	250	PrestigeBidCo GmbH, 6.25%, 02/08/2021 (b)(c)	307,921
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 01/15/2022 (b)(c)	126,693
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021 (b)(c)	122,302
EUR	100	Vertical Midco GmbH, 4.38%, 07/15/2023 (b)(c)	126,937
			1,006,600
HONDURAS—0.4%
USD	220	Inversiones Atlantida SA, 8.25%, 03/01/2021 (b)(c)	224,400
INDIA—2.8%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	466,662
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	212,890
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	204,292
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	401,665
USD	200	Neerg Energy Ltd., 6.00%, 03/01/2021 (b)(c)	202,500
USD	200	REC Ltd., 5.25%, 11/13/2023 (b)	218,178
			1,706,187
INDONESIA—2.3%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	212,250
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (b)(c)	208,454
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (b)	462,000
USD	217	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (b)(c)	221,611
USD	200	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (b)(c)	179,395
IDR	2,000,000	Wijaya Karya Persero Tbk PT, 7.70%, 01/31/2021 (b)	142,552
			1,426,262
IRELAND—0.3%
USD	160	Cimpress PLC, 7.00%, 06/15/2021 (b)(c)	167,664
ITALY—0.5%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	281,266
JAPAN—0.7%
USD	200	Nissan Motor Co. Ltd., 4.81%, 06/17/2030 (b)(c)	222,875

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	210	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (a)(b)	$205,275
			428,150
KAZAKHSTAN—3.0%
USD	200	KazMunayGas National Co. JSC, 3.50%, 10/14/2032 (b)(c)	215,652
USD	440	KazMunayGas National Co. JSC, 4.75%, 04/19/2027 (b)	509,916
USD	870	KazMunayGas National Co. JSC, 5.75%, 04/19/2047 (b)	1,118,444
			1,844,012
KUWAIT—0.4%
USD	200	MEGlobal Canada ULC, 5.00%, 05/18/2025 (b)	223,100
LUXEMBOURG—1.4%
EUR	100	Altice France Holding SA, 8.00%, 05/15/2022 (b)(c)	133,005
USD	200	Altice France Holding SA, 10.50%, 05/15/2022 (b)(c)	224,250
EUR	120	Kleopatra Holdings 1 SCA, 8.50%, 03/01/2021 (b)(c)(d)	146,626
EUR	108	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (b)(c)(d)	107,872
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022 (b)(c)	240,283
			852,036
MEXICO—2.3%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028 (b)(c)	496,344
MXN	4,200	Petroleos Mexicanos, 7.19%, 09/12/2024 (b)	187,313
USD	530	Petroleos Mexicanos, 7.69%, 07/23/2049 (c)	501,104
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (b)(c)	187,950
			1,372,711
MONGOLIA—0.3%
USD	200	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	184,091
MOROCCO—0.4%
USD	255	Vivo Energy Investments BV, 5.13%, 09/24/2023 (b)(c)	270,351
NETHERLANDS—1.1%
EUR	139	Lincoln Financing SARL, 3.63%, 03/01/2021 (b)(c)	169,105
EUR	100	Lincoln Financing SARL, 3.88%, 03/01/2021 (b)(c)(e)	120,445
EUR	100	OCI NV, 3.13%, 11/01/2021 (b)(c)	123,868
EUR	100	OCI NV, 3.63%, 10/15/2022 (b)(c)	126,361
USD	149	Ziggo BV, 5.50%, 01/15/2022 (b)(c)	155,318
			695,097
NIGERIA—1.5%
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (b)(c)	246,387
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 02/08/2021 (b)(c)	226,600
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022 (b)	435,750
			908,737
OMAN—0.4%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (b)	250,709
PHILIPPINES—0.9%
USD	260	International Container Terminal Services, Inc., 4.75%, 06/17/2030 (b)	281,190

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	243	Manila Water Co., Inc., 4.38%, 07/30/2025 (b)(c)	$246,930
			528,120
REPUBLIC OF IRELAND—0.5%
GBP	200	Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2023 (b)(c)	281,223
RUSSIA—1.2%
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027 (b)	259,325
USD	250	Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025 (a)(b)	259,000
USD	200	VEON Holdings BV, 7.25%, 01/26/2023 (b)(c)	219,826
			738,151
SINGAPORE—1.4%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	218,476
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	200,866
USD	210	Puma International Financing SA, 5.00%, 02/08/2021 (b)(c)	202,125
USD	210	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (b)	212,083
			833,550
SOUTH AFRICA—1.3%
USD	210	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025 (b)	224,330
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 02/08/2021 (b)(c)	214,750
USD	340	Sasol Financing USA LLC, 5.88%, 02/27/2024 (c)	357,850
			796,930
SPAIN—0.5%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025 (a)	211,500
EUR	100	Grifols SA, 2.25%, 11/15/2022 (b)(c)	122,978
			334,478
SWEDEN—0.4%
EUR	100	Intrum AB, 3.50%, 07/15/2022 (b)(c)	120,069
EUR	100	Verisure Holding AB, 3.88%, 07/15/2022 (b)(c)	124,429
			244,498
SWITZERLAND—0.4%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	218,748
TRINIDAD—0.7%
USD	400	Trinidad Generation UnLtd, 5.25%, 11/04/2027 (b)(f)	421,660
TURKEY—0.8%
USD	290	TC Ziraat Bankasi AS, 5.38%, 03/02/2026 (b)	290,029
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022 (b)	210,990
			501,019
UKRAINE—1.5%
USD	206	Kernel Holding SA, 6.75%, 10/27/2023 (b)(c)	219,209
USD	220	Metinvest BV, 8.50%, 01/23/2026 (b)(c)	244,798
USD	52	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022 (b)(f)	54,716
UAH	12,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021 (b)	423,178
			941,901

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED ARAB EMIRATES—0.3%
USD	200	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	$210,015
UNITED KINGDOM—3.8%
GBP	200	Arqiva Broadcast Finance PLC, 6.75%, 03/01/2021 (b)(c)	283,484
USD	131	BP Capital Markets PLC, (fixed rate to 03/22/2030, variable rate thereafter), 4.88%, 03/22/2030 (a)	142,764
USD	131	BP Capital Markets PLC, (fixed rate to 06/22/2025, variable rate thereafter), 4.38%, 06/22/2025 (a)	139,520
GBP	100	Jerrold Finco PLC, 5.25%, 01/15/2023 (b)(c)	135,748
GBP	142	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.71%, 12/03/2030 (b)(c)	201,560
GBP	175	Moto Finance PLC, 4.50%, 03/01/2021 (b)(c)	231,341
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025 (b)	245,961
GBP	100	RAC Bond Co. PLC, 5.00%, 03/01/2021 (b)(c)	136,568
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	216,560
GBP	100	TalkTalk Telecom Group PLC, 3.88%, 02/20/2022 (b)(c)	133,079
GBP	110	Virgin Money UK PLC, (fixed rate to 02/08/2021, variable rate thereafter), 5.00%, 02/08/2021 (b)(c)	150,716
GBP	200	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (a)(b)	279,680
			2,296,981
UNITED STATES—28.9%
USD	126	99 Escrow Issuer, Inc., 7.50%, 01/15/2023 (b)(c)(g)	122,268
USD	174	Academy Ltd., 6.00%, 11/15/2023 (b)(c)	183,352
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021 (b)(c)	241,309
USD	163	Adams Homes, Inc., 7.50%, 02/15/2022 (b)(c)	172,372
EUR	100	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (b)(c)	121,493
USD	80	Adient US LLC, 9.00%, 04/15/2022 (b)(c)	89,500
USD	88	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (b)(c)	89,980
USD	182	Affinity Gaming, 6.88%, 12/01/2023 (b)(c)	191,100
USD	130	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 02/01/2024 (b)(c)	132,302
USD	52	ASGN, Inc., 4.63%, 05/15/2023 (b)(c)	53,764
USD	195	Austin BidCo, Inc., 7.13%, 12/15/2023 (b)(c)	202,069
USD	105	Banff Merger Sub, Inc., 9.75%, 09/01/2021 (b)(c)	111,103
USD	105	Bausch Health Cos., Inc., 7.00%, 03/01/2021 (b)(c)	107,331
USD	235	Berry Global, Inc., 4.50%, 03/01/2021 (b)(c)	239,688
USD	54	Boyd Gaming Corp., 8.63%, 06/01/2022 (b)(c)	59,670
USD	122	Bruce Mansfield Unit 1 2007 Pass Through Trust, 8.88%, 08/01/2023	—
USD	67	Cable One, Inc., 4.00%, 11/15/2025 (b)(c)	68,741
USD	25	Carnival Corp., 7.63%, 03/01/2024 (b)(c)	26,438
USD	95	Carnival Corp., 10.50%, 08/01/2023 (b)(c)	110,200
USD	151	CCM Merger, Inc., 6.38%, 11/01/2022 (b)(c)	160,060
USD	37	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 02/15/2025 (b)(c)	38,965
USD	38	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024 (b)(c)	41,223
USD	245	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 03/01/2021 (b)(c)	252,791
USD	74	Cedar Fair LP, 5.25%, 07/15/2024 (c)	74,067
USD	23	Centene Corp., 4.25%, 12/15/2022 (c)	24,331
USD	39	Centene Corp., 4.63%, 12/15/2024 (c)	43,240
USD	79	ChampionX Corp., 6.38%, 05/01/2021 (c)	82,871
USD	90	Cheniere Energy Partners LP, 5.25%, 03/01/2021 (c)	92,363

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	48	Cheniere Energy, Inc., 4.63%, 10/15/2023 (b)(c)	$50,220
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (b)(c)	117,921
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (b)(c)	17,360
USD	58	CNX Resources Corp., 6.00%, 01/15/2024 (b)(c)	59,940
USD	18	CNX Resources Corp., 7.25%, 03/14/2022 (b)(c)	19,355
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021 (b)(c)	245,813
USD	105	Colgate Energy Partners III LLC, 7.75%, 02/15/2024 (b)(c)	100,275
USD	15	Commercial Metals Co., 3.88%, 02/15/2026 (c)	15,356
USD	93	Comstock Resources, Inc., 9.75%, 08/15/2021 (c)	99,045
USD	153	Consolidated Communications, Inc., 6.50%, 10/01/2023 (b)(c)	166,438
USD	75	Continental Resources, Inc., 4.38%, 10/15/2027 (c)	76,484
USD	75	Continental Resources, Inc., 5.75%, 07/15/2030 (b)(c)	81,188
USD	87	Cornerstone Building Brands, Inc., 6.13%, 09/15/2023 (b)(c)	90,915
USD	95	Cornerstone Building Brands, Inc., 8.00%, 04/15/2021 (b)(c)	99,275
USD	191	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2022 (b)(c)	183,884
USD	18	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 03/01/2021 (c)	17,820
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024 (b)(c)	347,692
USD	55	Dell International LLC / EMC Corp., 6.02%, 03/15/2026 (b)(c)	66,396
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	149,357
USD	180	DISH DBS Corp., 5.88%, 07/15/2022	187,200
USD	81	Encompass Health Corp., 4.50%, 02/01/2023 (c)	84,341
USD	37	Encompass Health Corp., 4.75%, 02/01/2025 (c)	39,797
USD	135	Encompass Health Corp., 5.13%, 03/01/2021 (c)	135,337
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021 (b)(c)	125,169
USD	120	Energy Transfer Operating LP, 5.50%, 03/01/2027 (c)	141,767
USD	108	Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025 (a)	99,778
USD	92	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 11/15/2021 (b)(c)	96,927
USD	6	EQT Corp., 5.00%, 07/15/2028 (c)	6,525
USD	95	EQT Corp., 7.88%, 01/01/2025 (c)	111,953
USD	188	ESH Hospitality, Inc., 4.63%, 10/01/2022 (b)(c)	192,226
USD	116	Fair Isaac Corp., 4.00%, 12/15/2022 (b)(c)	119,619
USD	126	Ford Motor Co., 8.50%, 04/21/2023	141,183
USD	127	Ford Motor Co., 9.00%, 03/22/2025 (c)	154,781
USD	243	Ford Motor Co., 9.63%, 01/22/2030 (c)	344,377
USD	103	Frontier Communications Corp., 5.00%, 05/01/2024 (b)(c)	106,798
USD	65	FXI Holdings, Inc., 7.88%, 03/01/2021 (b)(c)	65,813
USD	55	FXI Holdings, Inc., 12.25%, 11/15/2022 (b)(c)	62,081
USD	100	Gartner, Inc., 4.50%, 07/01/2023 (b)(c)	105,470
USD	102	GCI LLC, 4.75%, 10/15/2023 (b)(c)	106,303
USD	129	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (a)	136,030
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023 (c)	98,159
USD	132	Goldman Sachs Group, Inc. (The),, 4.13%, 02/05/2021 (a)(e)	131,380
USD	230	Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2022 (c)	257,600
USD	68	HCA, Inc., 5.38%, 02/01/2025	76,346
USD	114	HCA, Inc., 5.88%, 08/15/2025 (c)	130,387
USD	217	Howmet Aerospace, Inc., 6.88%, 04/01/2025 (c)	252,805
USD	200	Hyundai Capital America, 6.38%, 01/08/2030 (b)(c)	264,148
USD	129	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 08/01/2028 (b)(c)	128,084
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (b)(c)	220,440

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	100	IQVIA, Inc., 2.25%, 07/15/2022 (b)(c)	$122,377
EUR	100	IQVIA, Inc., 2.88%, 06/15/2023 (b)(c)	124,996
USD	60	Iron Mountain, Inc., 4.88%, 09/15/2024 (b)(c)	62,303
USD	23	Iron Mountain, Inc., 5.00%, 07/15/2023 (b)(c)	24,172
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (b)(c)	147,087
USD	65	Iron Mountain, Inc., 5.25%, 07/15/2025 (b)(c)	68,900
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022 (a)	176,959
USD	93	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/2022 (b)(c)	93,465
USD	280	Lennar Corp., 4.88%, 09/15/2023 (c)	308,700
USD	108	LogMeIn, Inc., 5.50%, 09/01/2023 (b)(c)	112,995
USD	97	Macy’s, Inc., 8.38%, 06/15/2022 (b)(c)	107,428
USD	119	Marriott Ownership Resorts, Inc., 4.75%, 09/15/2022 (c)	119,892
USD	205	MDC Holdings, Inc., 3.85%, 07/15/2029 (c)	223,962
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (b)(c)	80,465
USD	115	Minerals Technologies, Inc., 5.00%, 07/01/2023 (b)(c)	120,750
USD	77	Moss Creek Resources Holdings, Inc., 7.50%, 03/01/2021 (b)(c)	65,201
GBP	110	MPT Operating Partnership LP / MPT Finance Corp., 2.55%, 11/05/2023 (c)	153,489
GBP	145	MPT Operating Partnership LP / MPT Finance Corp., 3.69%, 04/06/2028 (c)	215,301
USD	305	Navient Corp., 5.50%, 01/25/2023	319,568
USD	61	Navient Corp., 6.50%, 06/15/2022	63,669
USD	40	NCL Corp. Ltd., 3.63%, 12/15/2021 (b)(c)	35,400
USD	35	NCL Corp. Ltd., 5.88%, 12/15/2025 (b)(c)	34,628
USD	150	NCL Corp. Ltd., 10.25%, 08/01/2023 (b)(c)	174,000
USD	95	Netflix, Inc., 5.88%, 11/15/2028	119,225
USD	111	Nexstar Broadcasting, Inc., 4.75%, 11/01/2023 (b)(c)	114,330
USD	137	Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2023 (b)(c)	146,408
USD	22	Nielsen Finance LLC / Nielsen Finance Co., 5.88%, 10/01/2025 (b)(c)	24,440
USD	54	Novelis Corp., 4.75%, 01/30/2025 (b)(c)	56,700
USD	165	Novelis Corp., 5.88%, 09/30/2021 (b)(c)	172,837
USD	15	NRG Energy, Inc., 3.38%, 02/15/2024 (b)(c)	15,344
USD	38	NRG Energy, Inc., 3.63%, 02/15/2026 (b)(c)	39,520
USD	134	NRG Energy, Inc., 5.25%, 06/15/2024 (b)(c)	147,400
USD	60	NRG Energy, Inc., 7.25%, 05/15/2021 (c)	62,909
USD	72	Occidental Petroleum Corp., 3.00%, 11/15/2026 (c)	66,600
USD	55	Occidental Petroleum Corp., 3.50%, 03/15/2025 (c)	53,350
USD	26	Occidental Petroleum Corp., 5.50%, 09/01/2025 (c)	27,300
USD	46	Occidental Petroleum Corp., 5.88%, 06/01/2025 (c)	48,217
USD	115	Occidental Petroleum Corp., 6.38%, 03/01/2028 (c)	125,350
USD	46	Occidental Petroleum Corp., 6.63%, 03/01/2030 (c)	51,750
USD	104	OneMain Finance Corp., 4.00%, 09/15/2025 (c)	104,750
USD	189	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (b)(c)	199,395
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	135,000
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	137,500
USD	167	Rattler Midstream LP, 5.63%, 07/15/2022 (b)(c)	174,932
USD	55	Royal Caribbean Cruises Ltd., 3.70%, 12/15/2027 (c)	47,988
USD	55	Royal Caribbean Cruises Ltd., 11.50%, 06/01/2022 (b)(c)	63,417
USD	112	Sabre GLBL, Inc., 7.38%, 09/01/2022 (b)(c)	120,680
USD	15	Sealed Air Corp., 4.00%, 09/01/2027 (b)(c)	15,938
USD	84	Select Medical Corp., 6.25%, 08/15/2022 (b)(c)	89,754
USD	150	Sirius XM Radio, Inc., 5.50%, 07/01/2024 (b)(c)	163,219
USD	70	Six Flags Entertainment Corp., 4.88%, 03/01/2021 (b)(c)	69,475
USD	60	Six Flags Theme Parks, Inc., 7.00%, 07/01/2022 (b)(c)	64,650

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	95	SM Energy Co., 5.00%, 03/01/2021 (c)	$88,113
USD	96	Spirit AeroSystems, Inc., 7.50%, 04/15/2022 (b)(c)	102,980
USD	164	Sprint Corp., 7.88%, 09/15/2023	189,420
USD	145	Staples, Inc., 7.50%, 04/15/2022 (b)(c)	147,913
USD	35	Staples, Inc., 10.75%, 04/15/2022 (b)(c)	33,945
USD	230	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 03/01/2021 (b)(c)	235,175
USD	89	Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2024 (b)(c)	90,967
USD	330	T-Mobile USA, Inc., 6.50%, 02/08/2021 (c)	340,365
USD	309	Tenet Healthcare Corp., 4.63%, 03/01/2021 (c)	314,500
USD	81	Townsquare Media, Inc., 6.88%, 02/01/2023 (b)(c)	83,633
USD	45	United Airlines 2020-1, Class B Pass Through Trust, 4.88%, 07/15/2027 (f)	46,013
USD	97	Univision Communications, Inc., 6.63%, 06/01/2023 (b)(c)	102,093
USD	199	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (c)	210,940
USD	21	VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2023 (b)(c)	21,341
USD	110	VICI Properties LP / VICI Note Co., Inc., 4.13%, 02/15/2025 (b)(c)	114,469
USD	65	Viking Cruises Ltd., 13.00%, 05/15/2022 (b)(c)	75,660
USD	82	Wolverine World Wide, Inc., 6.38%, 05/15/2022 (b)(c)	87,125
USD	38	WPX Energy, Inc., 4.50%, 01/15/2025 (c)	40,223
USD	40	WPX Energy, Inc., 5.25%, 10/15/2022 (c)	42,162
USD	68	WPX Energy, Inc., 5.75%, 06/01/2021 (c)	71,324
USD	115	Wyndham Destinations, Inc., 5.65%, 02/01/2024 (c)	123,050
USD	110	Wyndham Destinations, Inc., 6.60%, 07/01/2025 (c)	122,375
			17,558,020
ZAMBIA—0.4%
USD	230	First Quantum Minerals Ltd., 7.50%, 03/01/2021 (b)(c)	237,769
		Total Corporate Bonds — 75.4% (cost $44,213,042)	45,731,360
GOVERNMENT BONDS—52.1%
ANGOLA—0.7%
USD	400	Angolan Government International Bond, 9.50%, 11/12/2025 (b)	424,520
ARGENTINA—1.5%
USD	412	Argentine Republic Government International Bond, 0.13%, 03/01/2021 (h)	157,809
USD	755	Argentine Republic Government International Bond, 0.13%, 03/01/2021 (h)	258,545
USD	1,293	Argentine Republic Government International Bond, 0.13%, 03/01/2021 (h)	446,088
USD	71	Argentine Republic Government International Bond, 1.00%, 03/01/2021	29,586
			892,028
ARMENIA—0.8%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029 (b)	455,530
AUSTRALIA—6.6%
AUD	3,400	Australia Government Bond, 2.75%, 11/21/2029 (b)	2,989,553
AUD	1,100	Queensland Treasury Corp., 3.50%, 08/21/2030 (b)	1,016,460
			4,006,013
BAHAMAS—1.0%
USD	560	Bahamas Government International Bond, 8.95%, 07/15/2032 (b)	603,400
BAHRAIN—1.0%
USD	390	Bahrain Government International Bond, 4.25%, 01/25/2028 (b)	391,053

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	229	Bahrain Government International Bond, 5.45%, 09/16/2032 (b)	$232,375
			623,428
BELARUS—1.0%
USD	590	Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031 (b)	598,254
BENIN—0.2%
EUR	100	Benin Government International Bond, 6.88%, 01/19/2052 (b)(f)	128,001
BRAZIL—1.3%
BRL	1,350	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	285,197
USD	370	Brazilian Government International Bond, 7.13%, 01/20/2037	473,604
			758,801
COLOMBIA—0.4%
USD	200	Colombia Government International Bond, 5.20%, 11/15/2048 (c)	239,134
DOMINICAN REPUBLIC—2.8%
USD	1,230	Dominican Republic International Bond, 5.88%, 01/30/2060 (b)	1,287,810
DOP	23,300	Dominican Republic International Bond, 9.75%, 06/05/2026 (b)	428,344
			1,716,154
ECUADOR—0.5%
USD	82	Ecuador Government International Bond, Zero Coupon, 07/31/2030 (b)(f)(i)	35,064
USD	279	Ecuador Government International Bond, 0.50%, 07/31/2030 (b)(f)(h)	148,727
USD	261	Ecuador Government International Bond, 0.50%, 07/31/2040 (b)(f)(h)	113,753
			297,544
EGYPT—3.2%
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (b)	455,650
USD	200	Egypt Government International Bond, 7.63%, 05/29/2032 (b)	221,520
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048 (b)	897,181
EGP	6,400	Egypt Treasury Bills, Zero Coupon, 06/29/2021 (i)	387,214
			1,961,565
EL SALVADOR—0.7%
USD	280	El Salvador Government International Bond, 5.88%, 01/30/2025 (b)	271,740
USD	150	El Salvador Government International Bond, 9.50%, 01/15/2052 (b)(c)	156,300
			428,040
GHANA—1.1%
USD	620	Ghana Government International Bond, 7.63%, 05/16/2029 (b)(f)	655,080
INDONESIA—7.5%
USD	650	Indonesia Government International Bond, 3.50%, 01/11/2028	720,557
USD	1,180	Indonesia Government International Bond, 3.70%, 10/30/2049	1,299,152
USD	570	Indonesia Government International Bond, 4.13%, 01/15/2025 (b)	635,710
IDR	2,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	189,111
IDR	780,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	57,980
IDR	341,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	25,476
IDR	6,535,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	497,461
IDR	14,800,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	1,148,250
			4,573,697
IRAQ—0.3%
USD	219	Iraq International Bond, 5.80%, 03/15/2021 (b)	205,647

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
KENYA—1.9%
USD	620	Kenya Government International Bond, 6.88%, 06/24/2024 (b)	$684,762
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (b)	464,801
			1,149,563
MALAYSIA—1.7%
MYR	1,000	Malaysia Government Bond, 3.76%, 05/22/2040	253,949
MYR	800	Malaysia Government Bond, 3.83%, 07/05/2034	208,271
MYR	1,100	Malaysia Government Bond, 4.07%, 06/15/2050	277,508
MYR	1,100	Malaysia Government Bond, 4.23%, 06/30/2031	304,719
			1,044,447
MEXICO—1.0%
MXN	3,800	Mexican Bonos, 6.50%, 06/09/2022	190,921
MXN	7,000	Mexican Bonos, 7.75%, 11/13/2042	387,932
			578,853
NIGERIA—0.7%
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (b)	214,500
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (b)	208,096
			422,596
OMAN—1.3%
USD	770	Oman Government International Bond, 7.00%, 01/25/2051 (b)	778,162
ROMANIA—0.9%
USD	470	Romanian Government International Bond, 4.88%, 01/22/2024 (b)	524,647
RUSSIA—4.1%
RUB	86,474	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	1,213,390
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	377,907
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (b)	919,840
			2,511,137
RWANDA—1.0%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023 (b)	370,507
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023 (b)	211,719
			582,226
SAUDI ARABIA—0.8%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (b)	481,750
SOUTH AFRICA—0.6%
ZAR	6,500	Republic of South Africa Government Bond, 9.00%, 01/31/2040	366,849
SRI LANKA—0.2%
USD	200	Sri Lanka Government International Bond, 6.83%, 07/18/2026 (b)	122,000
TURKEY—2.4%
TRY	6,300	Turkey Government Bond, 9.50%, 01/12/2022	817,500
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	668,587
			1,486,087
UKRAINE—3.6%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (b)	530,273
USD	1,510	Ukraine Government International Bond, 7.75%, 09/01/2025 (b)	1,684,631
			2,214,904

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
URUGUAY—0.9%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027 (f)	$58,425
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (f)	235,974
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	262,558
			556,957
UZBEKISTAN—0.4%
USD	252	Republic of Uzbekistan Bond, 3.70%, 11/25/2030 (b)	260,004
		Total Government Bonds — 52.1% (cost $30,813,569)	31,647,018
LONG-TERM INVESTMENTS—0.0%
WARRANTS—0.0%
BRL	73,666	DELCO, Series A(g)(j)(k)	—
BRL	61,465	OAS S.A.(g)(j)(k)	—
			—
		Total Long-Term Investments — —% (cost $419,999)	—
SHORT-TERM INVESTMENT—2.7%
UNITED STATES—2.7%
USD	1,603,157	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	1,603,157
		Total Short-Term Investment — 2.7% (cost $1,603,157)	1,603,157
		Total Investments — 130.2% (cost $77,049,767)	78,981,535
		Liabilities in Excess of Other Assets — (30.2)%	(18,308,924)
		Net Assets—100.0%	$60,672,611

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a restricted security.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Sinkable security.
(g)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(i)	Issued with a zero coupon.
(j)	Non-Income Producing Security.
(k)	Illiquid security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

AUD—Australian Dollar
BRL—Brazilian Real
CNH—Chinese Yuan Renminbi Offshore
CNY—Chinese Yuan Renminbi
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound Sterling
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PHP—Philippine Peso
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
UAH—Ukraine hryvna
USD—U.S. Dollar
ZAR—South African Rand

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

							Unrealized
Purchase Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)
Australian Dollar/United States Dollar
02/02/2021	Royal Bank of Canada	AUD	7,036,223	USD	4,930,000	$5,377,435	$447,435
04/29/2021	State Street Bank And Trust Company	AUD	3,200,000	USD	2,452,441	2,446,737	(5,704)
British Pound/United States Dollar
02/25/2021	Barclays Bank PLC	GBP	151,000	USD	206,495	206,913	418
Chinese Renminbi/United States Dollar
04/28/2021	Citibank N.A.	CNY	24,150,640	USD	3,700,001	3,721,621	21,620
Philippine Peso/United States Dollar
03/04/2021	HSBC Bank USA	PHP	72,249,000	USD	1,500,000	1,503,765	3,765
Singapore Dollar/United States Dollar
02/11/2021	Citibank N.A.	SGD	4,250,000	USD	3,220,961	3,199,289	(21,672)
South African Rand/United States Dollar
02/01/2021	Deutsche Bank AG	ZAR	5,304,000	USD	350,017	350,678	661
South Korean Won/United States Dollar
04/05/2021	Citibank N.A.	KRW	3,860,640,000	USD	3,500,000	3,456,304	(43,696)
Thai Baht/United States Dollar
03/19/2021	Citibank N.A.	THB	64,057,580	USD	2,138,339	2,140,084	1,745
						$22,402,826	$404,572

							Unrealized
Sale Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)
United States Dollar/Australian Dollar
02/02/2021	Royal Bank of Canada	USD	1,000,000	AUD	1,378,098	$1,053,211	$(53,211)
02/02/2021	State Street Bank And Trust Company	USD	1,650,000	AUD	2,164,611	1,654,304	(4,304)
United States Dollar/British Pound
02/25/2021	Royal Bank of Canada	USD	2,833,097	GBP	2,063,000	2,826,902	6,195
United States Dollar/Euro
02/25/2021	Royal Bank of Canada	USD	3,744,707	EUR	3,076,000	3,734,697	10,010
United States Dollar/Indonesian Rupiah
02/16/2021	UBS AG	USD	350,000	IDR	4,968,005,000	353,983	(3,983)
United States Dollar/New Russian Ruble
02/24/2021	UBS AG	USD	833,150	RUB	64,703,000	853,626	(20,476)
United States Dollar/South African Rand
02/01/2021	Deutsche Bank AG	USD	350,025	ZAR	5,304,000	350,678	(653)
04/14/2021	Deutsche Bank AG	USD	346,566	ZAR	5,304,000	$347,261	$(695)
						$11,174,662	$(67,117)

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2021, the Fund held the following centrally cleared interest rate swaps:

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Income Fund, Inc.

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	$—	$(8,335)
USD	1,000,000	06/10/2027	Citibank	Receive	3-month LIBOR Index	0.70%	—	1,426
USD	13,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	—	(1,487,062)
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.97%	—	(64,032)
USD	2,000,000	04/22/2030	Citibank	Receive	3-month LIBOR Index	0.70%	—	61,405
USD	1,000,000	05/06/2030	Citibank	Receive	3-month LIBOR Index	0.62%	—	39,496
USD	2,000,000	06/02/2031	Citibank	Receive	3-month LIBOR Index	0.71%	—	85,736
							$—	$(1,371,366)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Income Fund, Inc.